Accounting policies (Tables)	12 Months Ended
Oct. 31, 2023
Accounting policies
Schedule of useful life of property and equipment

Asset	Method	Useful life
Office equipment and computers	Straight-line	3 to 5 years
Leasehold improvements	Straight-line	Term of lease
Vehicles	Straight-line	5 years
Buildings	Straight-line	15 years
Production Equipment	Straight-line	7 years

Schedule of useful life of intangible asset

Intangible asset	Method	Useful life
Software	Straight-line	5 years
Licenses	Straight-line	Remaining term of the lease
Brand names	-	Indefinite life

Schedule of classification of financial instruments

Financial Instrument	IFRS 9 Classification and measurement
Cash and cash equivalents	Amortized cost
Marketable securities	FVTPL
Trade and other receivables	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Notes payable	Amortized cost
Convertible debenture	Amortized cost
Put option liability	FVTPL
Interest bearing loans and borrowings	Amortized cost